DEBT (Details Narrative)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2020 USD ($)	May 31, 2020 CAD ($)	May 30, 2020 USD ($)	May 30, 2020 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Sep. 30, 2022 CAD ($) $ / shares
Short-Term Debt [Line Items]
Convertible Debt									$ 73,000					$ 100,000
Repayments of loan							$ 38,291	$ 23,700	34,709	$ 47,546	$ 79,000
Principal loan amount									52,454			$ 38,291	$ 52,454
Interest expenses						$ 2,597	1,182	6,285	9,360		13,506
Repayments of short term debt									23,600	30,000
Forgiveness of loan payable						$ 7,900		$ 7,900	$ 7,800	$ 10,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Loans payable to bank, current		$ 60,000
Loans Payable [Member] | CEBA [Member]
Short-Term Debt [Line Items]
Proceeds from loans	$ 28,640	$ 40,000	$ 28,640	$ 40,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate									12.00%					12.00%
Debt instrument, maturity date, description									maturity date of December 20, 2022	maturity date of December 20, 2022
Debt conversion price | (per share)									$ 26.28					$ 36.00
Debt instrument term									3 years	3 years
Exercise price | (per share)									$ 35.04					$ 48.00
Repayments of loan									$ 34,709	$ 47,546
CEO [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible Debt									73,000		$ 78,500			$ 100,000
Chief Executive Officer [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible Debt									$ 73,000					$ 100,000